Natural and environmental resources	12 Months Ended
Dec. 31, 2025
Natural and environmental resources
Natural and environmental resources
15.	Natural and environmental resources

		Asset	Exploration
	Oil	retirement	and
	investments	cost	evaluation	Total
Cost
Balance as of December 31, 2024	108,855	8,249	10,052	127,156
Additions/capitalizations (1)	4,691	18	5,843	10,552
Abandonment cost update (Note 23)	—	1,608	(30)	1,578
Disposals	(35)	—	(1)	(36)
Write off exploratory assets and dry wells (2)	—	—	(717)	(717)
Capitalized financial interests (3)	334	—	92	426
Exchange differences capitalized	2	—	1	3
Foreign currency translation	(5,694)	(152)	(357)	(6,203)
Transfers/reclassifications	3,972	16	(4,206)	(218)
Balance as of December 31, 2025	112,125	9,739	10,677	132,541

Accumulated depletion and impairment losses
Balance as of December 31, 2024	(72,930)	(6,444)	(116)	(79,490)
Depletion expense	(7,447)	(315)	—	(7,762)
(Loss) recovery of impairment (Note 18)	(244)	13	(41)	(272)
Disposals	5	—	—	5
Foreign currency translation	3,323	97	—	3,420
Transfers/reclassifications	77	(236)	124	(35)
Balance as of December 31, 2025	(77,216)	(6,885)	(33)	(84,134)
Net balance as of December 31, 2024	35,925	1,805	9,936	47,666
Net balance as of December 31, 2025	34,909	2,854	10,644	48,407
(1)

Includes mainly: a) Ecopetrol Permian for investments made in the drilling of wells and construction of facilities carried out in Midland/Delaware, b) Ecopetrol S.A. mainly the Rubiales, Caño Sur, Akacias and Castilla fields, and c) Hocol S.A. mainly the execution of the Llanos 100, Llanos 123, Saman, Vim8, Llanos 86-87-104, Malacate, La Cañada, SN-18, La Punta, Guarrojo and SSJN1 projects.

(2)	Includes the recognition in the expense of the exploratory activity of Ecopetrol S.A., mainly of the Papayuela and Buena Suerte wells.
(3)	Financial interest is capitalized based on the weighted average rate of borrowing costs.

			Exploration
	Oil	Asset retirement	and
	investments	cost	evaluation	Total
Cost
Balance as of December 31, 2023	94,176	10,147	9,719	114,042
Additions/capitalizations (1)	9,101	23	1,417	10,541
CPO-09 assets in business combination (2)	424	—	326	750
Abandonment cost update (Note 23)	—	(2,085)	(3)	(2,088)
Disposals	(117)	—	—	(117)
Write off exploratory assets and dry wells (3)	—	—	(1,108)	(1,108)
Capitalized financial interests (4)	345	—	36	381
Exchange differences capitalized	2	—	—	2
Fair value adjustment in business combination (2)	208	—	88	296
Field reversal	16	2	—	18
Foreign currency translation	4,507	157	55	4,719
Transfers/reclassifications	193	5	(478)	(280)
Balance as of December 31, 2024	108,855	8,249	10,052	127,156

Accumulated depletion and impairment losses
Balance as of December 31, 2023	(63,010)	(5,478)	(337)	(68,825)
Depletion expense	(7,083)	(874)	—	(7,957)
Loss of impairment (Note 18)	(254)	—	(79)	(333)
Disposals	91	—	—	91
Foreign currency translation	(2,431)	(80)	—	(2,511)
Transfers/reclassifications	(243)	(12)	300	45
Balance as of December 31, 2024	(72,930)	(6,444)	(116)	(79,490)
Net balance as of December 31, 2023	31,166	4,669	9,382	45,217
Net balance as of December 31, 2024	35,925	1,805	9,936	47,666
(1)

Includes mainly: a) Ecopetrol Permian for investments made in the drilling of wells and construction of facilities executed in Midland/Delaware, b) Ecopetrol S.A. mainly Caño Sur, Rubiales, Floreña and Castilla fields and c) Hocol S.A. mainly for the execution of the Llanos, Guarrojo, Perdices, Cor 9, VIM8, SN-18, Upar, Malacate, Guajira, Ocelote, Rancho Hermoso, and SSJN1 projects.

(2)

Ecopetrol signed a binding sale and purchase agreement (SPA) with Repsol Colombia Oil & Gas Limited (“Repsol”) to acquire a 45% interest in Block CPO-09 for USD $452 million, making it the owner of 100% of the participating interest in said block. As established in the agreement, December 31, 2024, was defined as the economic and control date of operations, on which Ecopetrol S.A. assumed the rights, responsibilities and obligations, including any income, costs and expenses of the asset. This transaction was recognized as a business combination (step acquisition).

(3)

Includes: a) Ecopetrol S.A. mainly the Orca1, Arantes1, Machin1, and Morito1 wells b) Hocol S.A mainly the Milonga, Yoda A, Arbolito Norte, Sabanales, Toritos, and Saltador wells and exploration and seismic expenses mainly in Llanos, VIM8, Perdices, Cor-9, SN-18, SSJN1, Upar, YD SN-1, SN-15, RC-7, c) Ecopetrol Brasil Pau Brasil well.

(4)	Financial interest is capitalized based on the weighted average rate of borrowing costs.

Accounting for suspended exploratory wells

The following table shows the classification by age, from the completion date, of the exploratory wells that are suspended as of December 31, 2025, 2024 and 2023:

	2025	2024	2023
Between 1 and 3 years (a)	86	76	—
Total suspended exploratory Wells	86	76	—
Number of projects exceeding 1 year	8	11	—
Projects under 1 year of suspended (c)	21	21	230
a)	For 2025 and 2024, the suspended exploratory wells mainly correspond to Ecopetrol: Gibraltar, Hocol: Pollera Norte 1, which were under evaluation.
b)

For 2025, it mainly corresponds to Ecopetrol: Maicero and Kalalu, Hocol: Matraquero-1. For 2024, it mainly corresponds to Ecopetrol: Atalayas, Hocol: Toritos Sur 2. For 2023, it corresponds mainly to Ecopetrol: Kale and Gibraltar, Hocol: SSJN1 BO5, Pollera Norte A3 and YDSN-1 Yoda A.